Putnam PanAgora ESG Emerging Markets Equity ETF
The fund's portfolio
1/31/25 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value
Aerospace and defense (1.8%)
Bharat Electronics, Ltd. (India)	216,922	$732,914

		732,914
Air freight and logistics (—%)
Sinotrans, Ltd. Class A (China)	13,100	9,539

		9,539
Automobiles (5.6%)
Bajaj Auto, Ltd. (India)	4,032	411,866
Eicher Motors, Ltd. (India)	6,837	410,009
Hero MotoCorp, Ltd. (India)	6,978	349,572
Hyundai Motor Co. (South Korea)	2,136	302,833
Kia Corp. (South Korea)	10,531	739,272

		2,213,552
Banks (14.4%)
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	173,873	567,103
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	116,304	493,961
Banco Santander Chile (Chile)	2,612,135	135,014
Bank Central Asia Tbk PT (Indonesia)	1,283,300	743,999
China Construction Bank Corp. Class H (China)	582,000	472,806
First Financial Holding Co., Ltd. (Taiwan)	594,000	503,651
Hana Financial Group, Inc. (South Korea)	15,772	656,714
ICICI Bank, Ltd. ADR (India)	37,947	1,087,940
KB Financial Group, Inc. (South Korea)	9,283	585,858
Moneta Money Bank AS (Czech Republic)	8,087	45,698
Ping An Bank Co., Ltd. Class A (China)	48,700	76,892
Shanghai Pudong Development Bank Co., Ltd. Class A (China)	63,900	93,679
Taishin Financial Holding Co., Ltd. (Taiwan)	559,000	298,049

		5,761,364
Beverages (0.6%)
Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)	9,385	42,258
Chongqing Brewery Co., Ltd. Class A (China)	23,201	176,422

		218,680
Biotechnology (0.1%)
SK Bioscience Co., Ltd. (South Korea)(NON)	1,224	41,277

		41,277
Broadline retail (5.1%)
Alibaba Group Holding, Ltd. ADR (China)	10,602	1,047,902
Falabella SA (Chile)	38,271	145,140
JD.com, Inc. ADR (China)	5,460	222,331
Naspers, Ltd. Class N (South Africa)	1,243	262,646
PDD Holdings, Inc. ADR (China)(NON)	3,101	347,033

		2,025,052
Capital markets (0.4%)
Guosen Securities Co., Ltd. Class A (China)	19,700	28,013
Huatai Securities Co., Ltd. (China)	44,200	75,558
Huatai Securities Co., Ltd. Class A (China)	22,300	52,154

		155,725
Chemicals (1.2%)
Hengli Petrochemical Co., Ltd. Class A (China)	39,900	82,277
Pidilite Industries, Ltd. (India)	7,535	249,818
Supreme Industries, Ltd. (India)	3,028	138,744

		470,839
Consumer finance (0.5%)
Qifu Technology, Inc. ADR (China)	5,429	216,617

		216,617
Consumer staples distribution and retail (0.6%)
Click's Group, Ltd. (South Africa)	11,806	227,241

		227,241
Diversified telecommunication services (4.6%)
China Tower Corp., Ltd. (China)	2,252,000	323,700
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	88,132	410,301
Orange Polska SA (Poland)	8,155	15,991
Saudi Telecom Co. (Saudi Arabia)	68,071	789,476
Telefonica Brasil SA (Brazil)	24,400	216,567
Telekom Malaysia Bhd (Malaysia)	46,300	68,554

		1,824,589
Electric utilities (1.9%)
Companhia Paranaense (Preference) (Brazil)	36,400	60,417
Power Grid Corp. of India, Ltd. (India)	199,307	694,107

		754,524
Electrical equipment (0.5%)
Ningbo Sanxing Medical Electric Co., Ltd. Class A (China)	6,200	25,971
Voltronic Power Technology Corp. (Taiwan)	2,630	153,085

		179,056
Electronic equipment, instruments, and components (2.9%)
Delta Electronics, Inc. (Taiwan)	62,733	838,600
Foxconn Industrial Internet Co., Ltd. Class A (China)	38,200	112,793
WPG Holdings, Ltd. (Taiwan)	86,000	186,568

		1,137,961
Entertainment (3.3%)
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A (China)	6,600	13,510
Krafton, Inc. (South Korea)(NON)	1,493	374,021
NetEase, Inc. ADR (China)	8,998	925,444

		1,312,975
Food products (2.6%)
Inner Mongolia Yili Industrial Group Co., Ltd. Class A (China)	16,100	61,678
Marico, Ltd. (India)	26,919	208,428
Uni-President Enterprises Corp. (Taiwan)	279,000	668,345
Want Want China Holdings, Ltd. (China)	189,000	114,973

		1,053,424
Gas utilities (0.6%)
China Resources Gas Group, Ltd. (China)	61,600	209,104
ENN Natural Gas Co., Ltd. (China)	10,100	28,418

		237,522
Health care equipment and supplies (0.2%)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	2,700	86,376

		86,376
Health care providers and services (2.2%)
Bangkok Dusit Medical Services PCL (Thailand)	507,200	353,948
Dr. Sulaiman Al Habib Medical Services Group Co. (Saudi Arabia)	5,840	454,968
Shanghai Pharmaceuticals Holding Co., Ltd. Class H (China)	42,500	67,416

		876,332
Hotels, restaurants, and leisure (1.3%)
Meituan Class B (China)(NON)	28,000	532,553

		532,553
Household durables (0.4%)
Gree Electric Appliances, Inc. of Zhuhai Class A (China)	8,000	49,435
Midea Group Co., Ltd. Class A (China)	10,900	110,852

		160,287
Industrial conglomerates (1.2%)
Samsung C&T Corp. (South Korea)	5,311	438,258
Sime Darby Bhd (Malaysia)	109,600	55,322

		493,580
Insurance (7.0%)
Cathay Financial Holding Co., Ltd. (Taiwan)	382,000	779,687
Co. for Cooperative Insurance (The) (Saudi Arabia)	3,476	140,868
DB Insurance Co., Ltd. (South Korea)	2,221	148,423
Fubon Financial Holding Co., Ltd. (Taiwan)	195,350	553,913
People's Insurance Co. Group of China, Ltd. (The) (China)	437,000	223,214
Ping An Insurance Group Co. of China, Ltd. Class H (China)	167,802	938,945

		2,785,050
Interactive media and services (3.6%)
Tencent Holdings, Ltd. (China)	27,888	1,435,935

		1,435,935
IT Services (5.0%)
HCL Technologies, Ltd. (India)	36,188	720,888
Infosys, Ltd. ADR (India)	47,597	1,044,754
Samsung SDS Co., Ltd. (South Korea)	2,871	238,493

		2,004,135
Machinery (0.9%)
Sany Heavy Industry Co., Ltd. Class A (China)	22,400	49,644
Weichai Power Co., Ltd. Class H (China)	146,371	253,598
Yutong Bus Co., Ltd. Class A (China)	9,700	38,041
Zhejiang Dingli Machinery Co., Ltd. Class A (China)	2,600	24,180

		365,463
Metals and mining (2.8%)
Baoshan Iron & Steel Co., Ltd. (China)	41,900	40,432
CMOC Group, Ltd. Class H (China)	258,000	189,397
CSN Mineracao SA (Brazil)	55,000	51,386
Gold Fields, Ltd. ADR (South Africa)	26,295	445,174
Grupo Mexico SAB de CV Class B (Mexico)	53,700	263,265
Jiangxi Copper Co., Ltd. Class H (China)	4,000	6,304
Kumba Iron Ore, Ltd. (South Africa)	6,233	129,658

		1,125,616
Oil, gas, and consumable fuels (1.8%)
Hindustan Petroleum Corp., Ltd. (India)	3,147	13,016
Petronet LNG, Ltd. (India)	32,772	119,637
PTT PCL NVDR (Thailand)	343,200	321,033
Reliance Industries, Ltd. (India)	4,314	63,009
Turkiye Petrol Rafinerileri AS (Turkey)	49,926	196,666

		713,361
Paper and forest products (0.2%)
Shandong Sun Paper Industry JSC, Ltd. Class A (China)	42,700	82,114

		82,114
Pharmaceuticals (1.5%)
China Resources Pharmaceutical Group, Ltd. (China)	59,000	39,601
Cipla, Ltd./India (India)	26,292	449,066
Kalbe Farma Tbk PT (Indonesia)	941,400	73,060
Yunnan Baiyao Group Co., Ltd. Class A (China)	5,100	40,662

		602,389
Real estate management and development (4.8%)
Aldar Properties PJSC (United Arab Emirates)(NON)	304,130	633,423
China Resources Land, Ltd. (China)	197,500	596,918
China Resources Mixc Lifestyle Services, Ltd. (China)	33,200	125,269
KE Holdings, Inc. ADR (China)	32,863	572,802

		1,928,412
Semiconductors and semiconductor equipment (9.6%)
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	110,130	3,819,285

		3,819,285
Specialty retail (1.4%)
Pop Mart International Group, Ltd. (China)	28,600	345,025
Vibra Energia SA (Brazil)	68,200	196,756

		541,781
Technology hardware, storage, and peripherals (6.5%)
Asustek Computer, Inc. (Taiwan)	34,156	633,485
GRG Banking Equipment Co., Ltd. Class A (China)	12,500	19,151
Lenovo Group, Ltd. (China)	483,065	575,941
Samsung Electronics Co., Ltd. (South Korea)	38,369	1,383,713

		2,612,290
Trading companies and distributors (0.2%)
BOC Aviation, Ltd. (China)	8,900	66,762

		66,762
Transportation infrastructure (1.0%)
CCR SA (Brazil)	37,500	72,060
Grupo Aeroportuario del Sureste SAB de CV Class B (Mexico)	9,940	270,100
Jiangsu Expressway Co., Ltd. Class A (China)	9,900	20,019
Jiangsu Expressway Co., Ltd. Class H (China)	38,944	43,033

		405,212
Wireless telecommunication services (1.1%)
America Movil SAB de CV (Mexico)	421,700	294,470
PLDT, Inc. (Philippines)	2,840	65,195
TIM SA/Brazil (Brazil)	34,500	92,154

		451,819

Total common stocks (cost $37,812,530)		$39,661,603

SHORT-TERM INVESTMENTS (0.4%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 4.09%(AFF)	179,171	$179,171

Total short-term investments (cost $179,171)		$179,171
TOTAL INVESTMENTS

Total investments (cost $37,991,701)		$39,840,774

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipts
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam PanAgora ESG Emerging Markets Equity ETF (the fund) is a non-diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $39,899,758.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/25
	Short-term investments
	Putnam Government Money Market Fund Class P*	$171,450	$7,223,595	$7,215,874	$8,266	$179,171

	Total Short-term investments	$171,450	$7,223,595	$7,215,874	$8,266	$179,171
	* Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	28.3%
	Taiwan	21.2
	India	16.8
	South Korea	12.3
	United Arab Emirates	5.3
	Saudi Arabia	3.5
	South Africa	2.7
	Mexico	2.1
	Indonesia	2.1
	Brazil	1.7
	Thailand	1.7
	Chile	0.7
	Turkey	0.6
	Other	1.0

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, on certain days the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. These securities, which would generally be classified as level 1 securities, will be transferred to Level 2 on the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$5,025,318	$—	$—
Consumer discretionary	5,473,225	—	—
Consumer staples	1,499,345	—	—
Energy	713,361	—	—
Financials	8,918,756	—	—
Health care	1,606,374	—	—
Industrials	2,252,526	—	—
Information technology	9,573,671	—	—
Materials	1,678,569	—	—
Real estate	1,928,412	—	—
Utilities	992,046	—	—

Total common stocks	39,661,603	—	—
Short-term investments	179,171	—	—

Totals by level	$39,840,774	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com